Federated Hermes International Growth Fund Expense Example, No Redemption - Class A and C Shares [Member] - Federated Hermes International Growth Fund	May 31, 2026 USD ($)
A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 689
Expense Example, No Redemption, 3 Years	983
Expense Example, No Redemption, 5 Years	1,299
Expense Example, No Redemption, 10 Years	2,190
C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	223
Expense Example, No Redemption, 3 Years	688
Expense Example, No Redemption, 5 Years	1,180
Expense Example, No Redemption, 10 Years	$ 2,344